Assets and Liabilities Measured at Fair Value on a Recurring Basis - Schedule of fair value assets and liabilities measured on recurring basis (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate properties	$ 16,476.7	$ 15,835.0
Real estate operating business	250.0	0.0
Marketable securities:
Real estate-related	0.0	825.7	[1]
Marketable securities excluding real estate	739.3	4,150.2
Total investments (cost: $21,967.9 and $25,697.4)	25,550.7	29,899.0
Loans payable	(2,411.4)	(2,365.0)
Line of credit	0.0	(250.0)
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate properties	16,476.7	15,835.0
Real estate joint ventures	6,128.9	7,204.2
Real estate funds	393.2	311.8
Real estate operating business	250.0
Marketable securities:
Real estate-related		825.7
Loans receivable	1,562.6	1,572.1
Total investments (cost: $21,967.9 and $25,697.4)	25,550.7	29,899.0
Loans payable	(2,411.4)	(2,365.0)
Line of credit	0.0	(250.0)
Recurring | Government agency notes
Marketable securities:
Marketable securities excluding real estate	157.0	259.6
Recurring | United States Treasury securities
Marketable securities:
Marketable securities excluding real estate	582.3	2,589.1
Recurring | Corporate bonds
Marketable securities:
Marketable securities excluding real estate		1,268.3
Recurring | Municipal bonds
Marketable securities:
Marketable securities excluding real estate		33.2
Recurring | Level 1: Quoted Prices in Active Markets for Identical Assets
Marketable securities:
Real estate-related		825.7
Total investments (cost: $21,967.9 and $25,697.4)	0.0	825.7
Recurring | Level 2: Significant Other Observable Inputs
Marketable securities:
Total investments (cost: $21,967.9 and $25,697.4)	739.3	4,150.2
Recurring | Level 2: Significant Other Observable Inputs | Government agency notes
Marketable securities:
Marketable securities excluding real estate	157.0	259.6
Recurring | Level 2: Significant Other Observable Inputs | United States Treasury securities
Marketable securities:
Marketable securities excluding real estate	582.3	2,589.1
Recurring | Level 2: Significant Other Observable Inputs | Corporate bonds
Marketable securities:
Marketable securities excluding real estate		1,268.3
Recurring | Level 2: Significant Other Observable Inputs | Municipal bonds
Marketable securities:
Marketable securities excluding real estate		33.2
Recurring | Level 3: Significant Unobservable Inputs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate properties	16,476.7	15,835.0
Real estate joint ventures	6,128.9	7,204.2
Real estate operating business	250.0
Marketable securities:
Loans receivable	1,562.6	1,572.1
Total investments (cost: $21,967.9 and $25,697.4)	24,418.2	24,611.3
Loans payable	(2,411.4)	(2,365.0)
Line of credit	$ 0.0	$ (250.0)

[1]	Includes securities loaned of $25.2 million at December 31, 2019.